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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco California Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	VK-CE-CAVMI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–153.69%(a)

California–146.92%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/27	$1,000	$1,133,030
ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	2,000	2,238,580
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (b)	5.00%	12/01/25	750	836,910
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.50%	01/01/30	1,670	1,804,936
Series 2010 A, RB	7.63%	01/01/40	750	803,917
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	08/01/35	1,120	456,355
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	08/01/36	1,805	702,723
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (b)(d)	5.00%	02/01/31	4,250	4,642,488
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	08/01/24	4,970	3,537,596
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/37	1,000	1,078,940
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)	5.00%	09/15/32	2,500	2,733,950
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (d)(e)(f)	5.00%	04/01/17	6,000	6,627,780
Series 2009 F-1, Toll Bridge RB (d)(e)(f)	5.13%	04/01/19	4,500	5,293,080
Series 2009 F-1, Toll Bridge RB (d)(e)(f)	5.25%	04/01/19	4,315	5,048,464
Series 2009 F-1, Toll Bridge RB (d)(e)(f)	5.25%	04/01/19	4,795	5,532,759
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	3,500	4,042,395
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	1,245	904,119
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/28	3,000	1,980,450
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	2,010	1,130,705
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	430	230,863
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (b)	5.50%	08/01/20	1,510	1,516,614
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/37	1,755	2,028,253
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (d)(g)	4.95%	12/01/37	9,000	9,211,410
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, RB (e)(f)	5.00%	06/01/18	1,930	2,215,177
Series 2008 AE, RB	5.00%	12/01/29	70	79,302
Series 2012 AN, Water System RB	5.00%	12/01/32	1,600	1,867,824
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,277,000
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (d)	5.00%	01/01/38	7,480	8,183,569
California (State of) Educational Facilities Authority (OTIS College of Art and Design - Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	335	335,412
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/34	2,000	2,287,680
Series 2009, RB	6.00%	04/01/40	1,000	1,187,030
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (d)	5.25%	10/01/39	10,200	11,473,980
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,892,850
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,500	2,915,650
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	6,000	6,608,160
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (b)	5.25%	07/01/38	5,050	5,659,787
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,042,040
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (d)	5.00%	08/15/51	12,000	13,117,920

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB (e)(f)	6.50%	10/01/18	$3,000	$3,650,670
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (d)	5.00%	11/15/36	6,250	7,018,563
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	5,000	5,661,200
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,667,040
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	3,500	4,157,195
Series 2011 D, Ref. RB (d)	5.25%	08/15/31	10,000	11,433,700
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (b)(g)	5.85%	08/01/17	1,985	1,991,233
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/33	1,555	1,756,761
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	501,075
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/49	3,000	3,278,940
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/19	1,215	1,310,791
Series 2007, COP	5.25%	02/01/37	6,500	6,841,250
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	4,269,842
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (h)	6.00%	07/01/28	1,000	1,048,510
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/40	1,000	1,108,920
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/27	2,500	2,730,600
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/37	6,000	6,446,220
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,530,250
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (g)	5.13%	11/01/23	2,000	2,084,260
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/38	5,450	6,087,541
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/32	1,500	1,734,780
Series 2014 E, Lease RB	5.00%	09/01/39	2,800	3,170,496
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/33	8,345	9,426,178
Series 2013 H, Lease RB	5.00%	09/01/38	2,000	2,239,720
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	2,000	2,274,580
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	5.00%	07/01/34	600	632,280
Series 2014 A, RB	5.13%	07/01/44	750	783,263
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,846,681
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,030,403
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,215,345
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,550,680
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,288,475
Series 2014 A, RB	6.38%	11/01/43	4,035	4,569,476
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,754,925

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	$4,325	$4,867,052
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal Mortgage) (b)	6.25%	08/15/28	2,750	3,196,545
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (h)	5.13%	04/01/37	1,500	1,545,750
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (b)	5.25%	10/01/43	1,500	1,690,245
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	2,000	2,129,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	5,516,550
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	1,785	2,151,371
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (h)	7.25%	11/15/41	2,000	2,395,400
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL) (b)	5.13%	07/01/24	1,950	2,202,759
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (d)	5.00%	12/01/41	10,090	11,132,196
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,640,674
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,028,025
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,355,459
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,337,537
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,655,630
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (e)(f)	5.25%	07/01/19	1,905	2,273,598
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,095	1,288,246
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	4,340	4,984,360
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,850,513
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,481,605
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,903,550
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,607,645
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,480,120
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	5,000	5,960,400
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	11,080	12,570,703
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/39	3,000	3,305,070
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,044,600
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (e)(f)	5.00%	01/01/28	1,500	1,956,540
California State University; Series 2005 A, Systemwide RB (e)(f)	5.00%	05/01/15	1,840	1,877,665
Series 2005 A, Systemwide RB (INS-AMBAC) (b)	5.00%	11/01/35	160	162,779
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,711,100
Series 2012 A, Systemwide RB (d)	5.00%	11/01/37	2,010	2,284,787
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	1,000	1,053,930
Campbell Union High School District; Series 2008, Unlimited Tax GO Bonds (INS-AGC) (b)	5.00%	08/01/35	1,090	1,198,575
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (b)	5.00%	08/01/38	1,620	1,781,368
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS-NATL) (b)	5.00%	09/01/29	1,000	1,024,460
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (b)	5.00%	11/01/33	1,250	1,360,712
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,048,220
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	08/01/29	625	363,369
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,001,600

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Compton (City of); Series 2009, Water RB	6.00%	08/01/39	$1,750	$1,849,172
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,145,950
Series 2013, Ref. Special Tax RB	5.00%	09/01/29	1,720	1,948,450
Series 2013, Ref. Special Tax RB	5.00%	09/01/32	1,000	1,115,850
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC) (b)	5.00%	11/01/25	2,000	2,006,700
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,900	1,943,776
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/37	2,045	2,225,717
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/39	4,420	1,519,287
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/48	2,860	573,802
East Bay Municipal Utility District; Series 2005, Sub. Water System RB (e)(f)	5.00%	06/01/15	2,330	2,387,621
Series 2005, Sub. Water System RB (INS-NATL) (b)	5.00%	06/01/35	875	895,204
Series 2010 A, Ref. Sub. Water System RB (d)	5.00%	06/01/36	2,745	3,159,495
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (b)	5.00%	07/01/32	1,000	1,056,700
Eden (Township of) Healthcare District; Series 2010, COP	6.00%	06/01/30	1,500	1,622,355
Series 2010, COP	6.13%	06/01/34	500	541,785
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS-NATL) (b)(g)	5.25%	07/01/15	215	219,747
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	2,735	1,381,038
Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/33	615	276,842
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	4,580	4,593,648
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/28	3,000	3,127,620
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/34	1,000	1,113,120
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (d)	5.00%	08/01/40	13,500	15,117,435
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (c)(e)	0.00%	01/01/27	2,950	2,184,504
Subseries 2014 B-1, Ref. Toll Road RB (f)	5.00%	01/15/18	3,000	3,272,010
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,393,680) (h)	6.00%	10/01/27	1,600	1,600,672
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)(e)	0.00%	08/01/29	85	56,766
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	08/01/29	665	386,066
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (b)	5.00%	06/01/35	965	987,948
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	6,760	6,385,902
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	8,115	6,724,008
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,000	3,427,020
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	08/01/24	3,000	2,270,790
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,015,850
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,538,265
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/24	1,145	1,325,738
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/25	500	574,155
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/25	355	404,136
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/26	400	453,400
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/27	325	366,366
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/28	350	392,942
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/29	705	788,479

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ; Series 2014, Special Tax RB	5.00%	09/01/44	$1,055	$1,174,658
Series 2014, Special Tax RB	5.00%	09/01/49	1,055	1,171,905
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	3,110	3,173,599
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (b)	5.00%	05/01/28	1,015	1,129,634
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2); Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/27	1,000	1,130,100
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/28	4,000	4,495,560
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (e)(f)	6.88%	08/01/19	575	725,294
Series 2009, Tax Allocation RB	6.88%	08/01/39	425	495,814
Lathrop (City of) (Mossdale Village Assessment District No. 03-1); Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,003,230
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,168,960
Long Beach (City of); Series 2005 A, Ref. Harbor RB (INS-NATL) (b)(g)	5.00%	05/15/24	2,750	2,809,290
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,732,305
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (d)	5.00%	08/01/31	11,625	13,410,251
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (b)	6.00%	11/01/19	3,000	3,014,460
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Special Tax Ref. RB	5.00%	09/01/29	1,000	1,159,350
Series 2014, Special Tax Ref. RB	5.00%	09/01/30	1,000	1,157,520
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (b)(g)	4.75%	12/01/26	2,215	2,278,726
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,358,043
Series 2010 A, Sr. RB (d)	5.00%	05/15/35	6,000	6,792,600
Series 2010 D, Sr. RB (d)	5.25%	05/15/33	10,000	11,486,900
Los Angeles (City of) Department of Water & Power; Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,282,060
Series 2011 A, Power System RB (d)	5.00%	07/01/22	9,200	11,066,680
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,254,120
Series 2012 A, Water System RB (d)	5.00%	07/01/43	5,250	5,891,708
Series 2013 B, Waterworks RB	5.00%	07/01/27	3,000	3,608,730
Subseries 2006 A-1, Water System RB (INS-AMBAC) (b)	5.00%	07/01/36	1,000	1,065,300
Subseries 2007 A-1, Power System RB (INS-AMBAC) (b)	5.00%	07/01/39	1,500	1,638,570
Subseries 2008 A-1, Power System RB (d)	5.25%	07/01/38	8,200	9,175,062
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB (d)	5.00%	06/01/32	10,000	11,513,300
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (b)	5.00%	07/01/35	2,450	2,515,635
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (d)(e)(f)	5.00%	08/01/18	8,000	8,922,880
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (b)(c)	0.00%	08/01/26	1,200	750,132
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,258,700
Los Angeles Unified School District (Election of 2004); Series 2005 E, Unlimited Tax GO Bonds (e)(f)	5.00%	07/01/15	620	637,720
Series 2006 F, Unlimited Tax GO Bonds (e)(f)	5.00%	07/01/16	2,000	2,148,320
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (b)	5.00%	01/01/34	5,950	6,719,632
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,500	1,908,270
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	5,044,424
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	08/01/34	850	354,476
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (b)	5.00%	09/01/22	5,000	5,018,550
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (b)	5.00%	11/01/23	5,000	5,229,800
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (b)	5.25%	08/01/34	1,000	1,101,090

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	08/01/31	$2,000	$983,060
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(c)	0.00%	08/01/29	1,250	691,025
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	1,180	1,282,530
Series 2008 B, RB (h)	6.50%	03/01/28	2,175	2,415,229
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,102,901
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,117,530
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	09/01/31	6,670	3,340,069
National City (City of) Community Development Commission (National City Redevelopment); Series 2004 A, Tax Allocation RB (INS-AMBAC) (b)	5.50%	08/01/32	1,730	1,733,183
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	957,060
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	1,695	1,695,339
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,928,633
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/29	6,000	3,488,340
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/28	670	406,918
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/28	3,000	3,389,190
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch); Series 2014 A, Ref. Special Tax RB	5.00%	08/15/33	1,000	1,127,010
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/34	1,000	1,125,060
Orange (County of) Sanitation District; Series 2007 B, COP (INS-AGM) (b)	5.00%	02/01/31	1,000	1,078,940
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,127,940
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	08/01/30	1,000	1,097,640
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (g)	5.45%	07/01/20	250	253,273
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (g)	5.55%	07/01/28	425	426,921
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (g)	6.00%	07/01/18	205	209,385
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (g)	6.40%	07/01/23	250	255,343
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (g)	6.50%	07/01/27	445	454,465
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,245,010
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	1,925	2,002,231
Perris (City of) Public Financing Authority; Series 2002 A, Tax Allocation RB (INS-NATL) (b)	5.00%	10/01/31	1,000	1,003,260
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,354,915
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (b)	5.50%	05/01/19	1,000	1,085,010
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(c)	0.00%	07/01/49	8,440	1,614,656
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (b)	5.25%	06/15/23	7,390	7,418,969
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,425	1,496,193
Series 2012, Ref. Special Tax RB	5.00%	09/01/37	1,500	1,558,515
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (b)	5.00%	06/01/27	725	810,130
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (b)	4.75%	08/01/21	3,400	3,404,658
Regents of the University of California; Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,795,600
Series 2009 O, General RB (d)	5.25%	05/15/39	7,500	8,519,025
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,703,805
Series 2009 Q, General RB (d)(i)	5.00%	05/15/34	9,080	9,937,334
Series 2013 AI, General RB (d)	5.00%	05/15/38	6,000	6,830,940
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,389,360
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (b)	5.00%	10/01/33	1,000	1,101,610
Series 2008 D, Electric RB (INS-AGM) (b)	5.00%	10/01/28	2,085	2,344,749

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	$2,000	$2,297,500
Series 2013 A, Limited Sales Tax RB	5.25%	06/01/24	2,000	2,484,860
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (b)(d)	5.00%	08/01/32	5,000	5,474,950
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/36	2,000	2,068,100
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	06/01/20	1,650	1,412,070
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (INS-AMBAC) (b)	5.75%	12/01/22	180	180,265
Sacramento (City of) Municipal Utility District; Series 2008 U, Electric RB (INS-AGM) (b)(d)	5.00%	08/15/24	4,960	5,638,726
Series 2008 U, Electric RB (INS-AGM) (b)	5.00%	08/15/24	1,000	1,136,840
Series 2008 U, Electric RB (INS-AGM) (b)(d)	5.00%	08/15/26	10,000	11,333,300
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,305,430
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,778,610
Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (b)	5.00%	07/01/32	1,000	1,101,090
Series 2010, Sr. Airport System RB	5.00%	07/01/40	5,000	5,596,600
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/31	2,225	2,372,028
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,289,320
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,806,450
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,771,550
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,511,700
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	4,880	5,474,140
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,789,925
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB	5.00%	04/01/48	7,020	8,054,467
San Diego (County of) Water Authority; Series 2008 A, COP (INS-AGM) (b)	5.00%	05/01/28	2,080	2,321,550
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (d)	5.25%	08/01/33	5,000	5,766,350
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM) (b)	5.00%	09/01/16	235	235,933
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,342,400
Series 2011 C, Ref. Second Series RB (g)	5.00%	05/01/23	3,000	3,484,170
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	5,000	5,723,350
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,447,450
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (b)(g)	6.13%	01/01/27	1,660	1,667,570
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (d)	5.00%	11/01/36	6,300	7,244,685
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	493,384
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	613,645
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/26	220	252,355
Series 2014 A, Tax Allocation RB	5.00%	08/01/28	370	419,913
Series 2014 A, Tax Allocation RB	5.00%	08/01/29	450	508,325
Series 2014 A, Tax Allocation RB	5.00%	08/01/32	785	878,501
Series 2014 A, Tax Allocation RB	5.00%	08/01/33	375	418,039
Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,000	1,102,730

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	$1,635	$1,799,710
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds (d)	5.00%	08/01/37	5,000	5,835,500
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,157,380
Series 2012 A, RB	5.00%	07/01/36	9,000	10,223,550
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/36	5,000	5,655,750
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/39	5,000	5,707,700
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	09/01/32	1,000	499,270
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (b)	5.00%	08/01/30	2,500	2,758,150
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (b)	5.00%	06/15/31	1,460	1,659,903
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.60%	08/01/23	2,000	2,272,520
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (b)(c)	0.00%	04/01/36	1,000	392,540
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (d)	5.25%	05/15/36	10,000	11,050,800
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS-AMBAC) (b)	5.00%	04/01/32	1,680	1,821,775
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/36	2,000	2,255,860
Series 2013, Special Tax RB	5.63%	09/01/43	3,000	3,357,030
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,677,405
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,126,000
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/28	1,520	923,157
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/29	5,000	2,902,750
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/30	1,210	643,430
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/28	750	863,513
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/29	900	1,033,227
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/30	1,000	1,142,730
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/32	1,680	1,908,732
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/33	1,000	1,132,220
South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS-AGM) (b)	5.80%	09/02/18	3,305	3,352,096
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2004 A, Ref. RB (INS-AGM) (b)	5.00%	10/01/29	1,640	1,642,230
Series 2005 A, Ref. RB (INS-AMBAC) (b)	5.00%	10/01/28	2,250	2,270,092
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (d)	5.00%	07/01/27	7,825	9,050,160
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (d)	5.25%	07/01/31	2,850	3,323,528
Series 2011-1, RB (d)	5.25%	07/01/29	2,850	3,371,978
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East); Series 2012 B, Special Tax RB	5.25%	09/01/42	1,500	1,564,500
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2007 A, Health Facility Revenue COP (e)(f)	5.13%	10/15/17	1,000	1,128,240
Series 2007 B, Health Facility Revenue COP (e)(f)	5.13%	10/15/17	1,000	1,128,240
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,881,115
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/23	1,000	1,134,120
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,370,920
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (b)(d)	5.00%	08/01/28	2,185	2,394,170
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (b)	5.00%	08/01/27	1,640	1,862,482

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	08/01/25	$5,000	$3,494,850
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	9,370	4,304,203
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/22	2,655	2,156,736
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (b)(d)	5.00%	08/01/32	16,000	17,979,520
Yucaipa Valley Water District; Series 2004 A, COP (INS-NATL) (b)	5.25%	09/01/24	1,000	1,003,920
				962,435,865

Guam–3.38%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,479,553
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	655,928
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (g)	6.38%	10/01/43	3,000	3,453,630
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (b)	5.00%	10/01/26	2,500	2,917,775
Series 2012 A, Ref. RB (INS-AGM) (b)	5.00%	10/01/27	1,500	1,739,715
Series 2012 A, Ref. RB (INS-AGM) (b)	5.00%	10/01/30	4,000	4,589,760
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/35	1,800	2,000,502
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,342,030
				22,178,893

Puerto Rico–1.63%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (e)(f)	5.45%	07/01/17	2,200	2,461,558
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.00%	08/01/40	3,930	3,007,826
Series 2011 C, RB	5.25%	08/01/40	6,555	5,207,423
				10,676,807

Virgin Islands–1.76%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/44	1,720	1,878,807
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,374,200
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,118,620
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	3,296,430
Series 2012 A, RB (h)	4.00%	10/01/22	1,760	1,834,800
				11,502,857
TOTAL INVESTMENTS(j)–153.69% (Cost $915,123,899)				1,006,794,422

FLOATING RATE NOTE OBLIGATIONS–(26.72)%
Notes with interest and fee rates ranging from 0.53% to 0.82% at 11/30/14 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1D)(k)				(175,050,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.73)%				(188,224,361)
OTHER ASSETS LESS LIABILITIES–1.76%				11,568,122
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$655,088,183

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.	IDR	— Industrial Development Revenue Bonds
AGM	— Assured Guaranty Municipal Corp.	INS	— Insurer
AMBAC	— American Municipal Bond Assurance Corp.	MFH	— Multi-Family Housing
CAB	— Capital Appreciation Bonds	NATL	— National Public Finance Guarantee Corp.
CEP	— Credit Enhancement Provider	RB	— Revenue Bonds
COP	— Certificates of Participation	Ref.	— Refunding
FGIC	— Financial Guaranty Insurance Co.	RN	— Revenue Notes
FHA	— Federal Housing Administration	Sr.	— Senior
GO	— General Obligation	Sub.	— Subordinated

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $21,299,711, which represented 3.25% of the Trust’s Net Assets.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.1%
National Public Finance Guarantee Corp.	5.1
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $311,287,973 are held by Dealer Trusts and serve as collateral for the $175,050,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $70,491,599 and $78,091,215, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$89,021,210
Aggregate unrealized (depreciation) of investment securities	(54,301)
Net unrealized appreciation of investment securities	$88,966,909
Cost of investments for tax purposes is $917,827,513.

Invesco California Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.